Summary prospectus

Macquarie VIP Value Series —  Service Class

May 1, 2025

Before you invest, you may want to review the Series’ statutory prospectus (and any supplements thereto), which contains more information about the Series and its risks. You can find the Series’ statutory prospectus and other information about the Series, including its statement of additional information and most recent reports to shareholders, online at macquarie.com/mam/vip-literature. You can also get this information at no cost by calling 800 523-1918. The Series’ statutory prospectus and statement of additional information, both dated May 1, 2025 (and any supplements thereto), are incorporated by reference into this summary prospectus.

What is the Series’ investment objective?

Macquarie VIP Value Series seeks to provide capital appreciation.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual series operating expenses	1.02%
Fee waivers and expense reimbursements	(0.04%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements	0.98%

[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.73% of the Series’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$100
3 years	$321
5 years	$559
10 years	$1,244

Summary prospectus

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 30% of the average value of its portfolio.

What are the Series’ principal investment strategies?

Macquarie VIP Value Series seeks to achieve its objective by investing in the common stocks of primarily large-capitalization companies that the Manager believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by the Manager and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Series primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $5 billion at the time of acquisition), it may invest in securities issued by companies of any size.

Typically, the Manager seeks to select securities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. The Manager also considers a company’s plans for future operations on a selective basis. The Manager may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Series. The Series typically holds a limited number of stocks (generally 30 to 35).

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Value stock risk — The risk that the value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Series’ share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services, health care, information technology, or industrials) will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Redemption risk — If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie VIP Value Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. On April 30, 2021, the Series became part of the Macquarie Funds and Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Service Class)

During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 18.82% for the quarter ended December 31, 2020, and its lowest quarterly return was -29.30% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2024

1 year	5 years	10 years

Service Class
................................................................................................................................................................................................

6.47% ................................	7.96% ................................	7.52% ................................

Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)*
................................................................................................................................................................................................

24.51% ................................	14.28% ................................	12.87% ................................

Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)*
................................................................................................................................................................................................

14.37% ................................	8.68% ................................	8.49% ................................

* In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Value Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Nikhil Lalvani, CFA ................................................................................

Managing Director, Head of US Large Cap Value Equity
......................................................................................................................................................................................

December 2022 ........................................................................................
Erin Ksenak ................................................................................

Managing Director, Portfolio Manager - US Large Cap Value Equity
......................................................................................................................................................................................

December 2022 ........................................................................................
Vincent Celentano, CFA ................................................................................

Senior Vice President, Portfolio Manager - US Large Cap Value Equity
......................................................................................................................................................................................

February 2025 ........................................................................................

Summary prospectus

Sub-advisor

Macquarie Investment Management Global Limited

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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